S-K 1603(c) Fiduciary Duties to Other Companies	Dec. 04, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Dr. Feridun Hamdullahpur	The Generation Essentials Group	A group that focuses global strategies and developments in multi-media, entertainment, and cultural affairs worldwide as well as hospitality and VIP services	Co-Chairperson and Independent Director
AMTD Digital Inc.

A comprehensive digital solutions platform headquartered in France. Its one-stop digital solutions platform operates key business lines including digital media, content and marketing services, investments as well as hospitality and VIP services

Chairman of the Executive Management Committee and an Independent Director
	AMTD IDEA Group	A diversified institution and digital solutions group connecting companies and investors with global markets	Chairman and Independent Director
Joanne Shoveller	The Generation Essentials Group	A group that focuses global strategies and developments in multi-media, entertainment, and cultural affairs worldwide as well as hospitality and VIP services	Co-Chairperson and Independent Director
AMTD Digital Inc.

A comprehensive digital solutions platform headquartered in France. Its one-stop digital solutions platform operates key business lines including digital media, content and marketing services, investments as well as hospitality and VIP services

Independent Director
Samuel Chau	The Generation Essentials Group	A group that focuses global strategies and developments in multi-media, entertainment, and cultural affairs worldwide as well as hospitality and VIP services	Director and Chief Financial Officer
Xavier Zee	AMTD IDEA Group	A diversified institution and digital solutions group connecting companies and investors with global markets	Chief Financial Officer
AMTD Digital Inc.

A comprehensive digital solutions platform headquartered in France. Its one-stop digital solutions platform operates key business lines including digital media, content and marketing services, investments as well as hospitality and VIP services

Chief Financial Officer